RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Changes in related party balances
Balance at the beginning of the period		¥ (18)
Expense paid on behalf of the Group		(328)
Expense Reimbursement payment		277
Balance at the end of the period	$ (10)	(69)
Mr. Wang Song
Changes in related party balances
Expense paid on behalf of the Group		(328)
Expense Reimbursement payment		277
Balance at the end of the period	(7)	(51)
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(18)
Balance at the end of the period	$ (3)	¥ (18)